Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012		Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,466.9		$ 3,191.8	$ 3,240.1	$ 3,191.5	$ 3,259.3		$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 13,090.3		$ 12,509.9		$ 11,558.8
Long-Lived Assets	1,767.4	[1]				1,726.4	[1]				1,767.4	[1]	1,726.4	[1]	1,611.3	[1]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											6,617.0	[2]	6,424.4	[2]	6,023.9	[2]
Long-Lived Assets	892.9	[1]				862.4	[1]				892.9	[1]	862.4	[1]	797.9	[1]
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											896.6	[2]	735.8	[2]	559.6	[2]
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											758.6	[2]	681.5	[2]	698.3	[2]
Long-Lived Assets	165.9	[1]				165.2	[1]				165.9	[1]	165.2	[1]	158.6	[1]
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											532.4	[2]	507.1	[2]	472.3	[2]
Long-Lived Assets	224.3	[1]				223.9	[1]				224.3	[1]	223.9	[1]	209.2	[1]
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											4,285.7	[2]	4,161.1	[2]	3,804.7	[2]
Long-Lived Assets	$ 484.3	[1]				$ 474.9	[1]				$ 484.3	[1]	$ 474.9	[1]	$ 445.6	[1]

[1]	Includes property, plant and equipment, net.
[2]	Revenues are attributed to countries based on customer location.